Share Capital (Details 1) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Dividend per share (in absolute Rs.)	₨ 40	₨ 30	₨ 25
Dividend paid during the year	₨ 6,648	₨ 4,979	₨ 4,146
Fiscal year for which dividends were paid	2023	2022	2021
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend paid during the year	₨ 6,648	₨ 4,979	₨ 4,146